Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Domestic and Foreign Components of Loss Before Income Taxes

United States and foreign components of loss before income taxes were as follows:

	For The Years Ended
	December 31,
	2016	2015

United States	$(8,627,380)	$(7,767,924)
Foreign	(8,912)	(155,556)
Loss before income taxes	$(8,636,292)	$(7,923,480)

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to deferred tax assets and liabilities are presented below:

	For The Years Ended
	December 31,
	2016	2015
Deferred Tax Assets:
Net operating loss carryforward	$3,495,000	$1,181,900
Stock-based compensation	2,868,000	1,976,600
Accruals	237,000	231,100
Research & development tax credits	192,000	139,480
Other	2,000	2,100
Gross deferred tax assets	6,794,000	3,531,180

Deferred Tax Liabilities:
Fixed assets	(97,000)	(110,300)
Intangible assets	(18,000)	(13,400)
Gross deferred tax liabilities	(115,000)	(123,700)

Net deferred tax assets	6,679,000	3,407,480

Valuation allowance	(6,679,000)	(3,407,480)

Deferred tax asset, net of valuation allowance	$-	$-

Changes in valuation allowance	$3,271,520	$(2,922,620)

Schedule of Provision for Income Taxes

The income tax provision (benefit) consists of the following:

	For The Years Ended
	December 31,
	2016	2015
Federal:
Current	$-	$-
Deferred	(2,927,149)	2,614,976

State and local:
Current	-	-
Deferred	(344,371)	307,644
	(3,271,520)	2,922,620
Change in valuation allowance	3,271,520	(2,922,620)
Income tax provision (benefit)	$-	$-

Schedule of Statutory Federal Income Tax Rate

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	For The Years Ended
	December 31,
	2016	2015

Tax benefit at federal statutory rate	(34.0)%	(34.0)%
State income taxes, net of federal benefit	(4.0)%	(4.0)%
Permanent differences	0.4%	0.8%
Research & development tax credits	(0.6)%	(0.6)%
Impact of Section 382 limit	0.0%	76.0%
True-ups and other	0.3%	(0.6)%
Change in valuation allowance	37.9%	(37.6)%
Effective income tax rate	0.0%	0.0%